UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21842


                      First Trust Strategic High Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
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             Date of reporting period: July 1, 2014 - June 30, 2015
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


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CASCADES INC.

Ticker:       CAS            Security ID:  146900105
Meeting Date: MAY 07, 2015   Meeting Type: Annual
Record Date:  MAR 16, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Laurent Lemaire          For       For          Management
1.2   Elect Director Alain Lemaire            For       For          Management
1.3   Elect Director Louis Garneau            For       For          Management
1.4   Elect Director Sylvie Lemaire           For       For          Management
1.5   Elect Director David McAusland          For       For          Management
1.6   Elect Director James B.C. Doak          For       For          Management
1.7   Elect Director Georges Kobrynsky        For       For          Management
1.8   Elect Director Elise Pelletier          For       For          Management
1.9   Elect Director Sylvie Vachon            For       For          Management
1.10  Elect Director Laurence G. Sellyn       For       For          Management
1.11  Elect Director Mario Plourde            For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Approve Advance Notice Policy           For       Against      Management
4     Advisory Vote on Executive              For       For          Management
      Compensation Approach
5     Require Director Nominee                Against   Against      Shareholder
      Qualifications in Risk Management
6     Provide Feedback Following a High       Against   Against      Shareholder
      Percentage of Votes Withheld for the
      Nomination of a Director


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FORD MOTOR COMPANY

Ticker:       F              Security ID:  345370860
Meeting Date: MAY 14, 2015   Meeting Type: Annual
Record Date:  MAR 17, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Stephen G. Butler        For       For          Management
2     Elect Director Kimberly A. Casiano      For       For          Management
3     Elect Director Anthony F. Earley, Jr.   For       For          Management
4     Elect Director Mark Fields              For       For          Management
5     Elect Director Edsel B. Ford II         For       For          Management
6     Elect Director William Clay Ford, Jr.   For       For          Management
7     Elect Director James P. Hackett         For       For          Management
8     Elect Director James H. Hance, Jr.      For       For          Management
9     Elect Director William W. Helman Iv     For       For          Management
10    Elect Director Jon M. Huntsman, Jr.     For       For          Management
11    Elect Director William E. Kennard       For       For          Management
12    Elect Director John C. Lechleiter       For       For          Management
13    Elect Director Ellen R. Marram          For       For          Management
14    Elect Director Gerald L. Shaheen        For       For          Management
15    Elect Director John L. Thornton         For       For          Management
16    Ratify PricewaterhouseCoopers LLPas     For       For          Management
      Auditors
17    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
18    Approve Recapitalization Plan for all   Against   For          Shareholder
      Stock to Have One-vote per Share
19    Amend Bylaws to Call Special Meetings   Against   For          Shareholder


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GENERAL ELECTRIC COMPANY

Ticker:       GE             Security ID:  369604103
Meeting Date: APR 22, 2015   Meeting Type: Annual
Record Date:  FEB 23, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Director W. Geoffrey Beattie      For       For          Management
A2    Elect Director John J. Brennan          For       For          Management
A3    Elect Director James I. Cash, Jr.       For       For          Management
A4    Elect Director Francisco D'Souza        For       For          Management
A5    Elect Director Marijn E. Dekkers        For       For          Management
A6    Elect Director Susan J. Hockfield       For       For          Management
A7    Elect Director Jeffrey R. Immelt        For       For          Management
A8    Elect Director Andrea Jung              For       For          Management
A9    Elect Director Robert W. Lane           For       For          Management
A10   Elect Director Rochelle B. Lazarus      For       For          Management
A11   Elect Director James J. Mulva           For       For          Management
A12   Elect Director James E. Rohr            For       For          Management
A13   Elect Director Mary L. Schapiro         For       For          Management
A14   Elect Director Robert J. Swieringa      For       For          Management
A15   Elect Director James S. Tisch           For       For          Management
A16   Elect Director Douglas A. Warner, III   For       For          Management
B1    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
B2    Ratify KPMG LLP as Auditors             For       For          Management
C1    Provide for Cumulative Voting           Against   Against      Shareholder
C2    Provide Right to Act by Written Consent Against   Against      Shareholder
C3    Select One Director from Ranks of       Against   Against      Shareholder
      Retirees
C4    Adopt Holy Land Principles              Against   Against      Shareholder
C5    Pro-rata Vesting on Equity Plans        Against   For          Shareholder


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IRON MOUNTAIN INCORPORATED

Ticker:       IRM            Security ID:  462846106
Meeting Date: JAN 20, 2015   Meeting Type: Special
Record Date:  DEC 18, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization Plan             For       For          Management
2     Adopt the Jurisdiction of               For       Against      Management
      Incorporation as the Exclusive Forum
      for Certain Disputes
3     Approve Omnibus Stock Plan              For       For          Management
4     Adjourn Meeting                         For       For          Management


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IRON MOUNTAIN INCORPORATED

Ticker:       IRM            Security ID:  46284V101
Meeting Date: MAY 28, 2015   Meeting Type: Annual
Record Date:  APR 02, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jennifer Allerton        For       For          Management
1b    Elect Director Ted R. Antenucci         For       For          Management
1c    Elect Director Pamela M. Arway          For       For          Management
1d    Elect Director Clarke H. Bailey         For       For          Management
1e    Elect Director Kent P. Dauten           For       For          Management
1f    Elect Director Paul F. Deninger         For       For          Management
1g    Elect Director Per-Kristian Halvorsen   For       For          Management
1h    Elect Director William L. Meaney        For       For          Management
1i    Elect Director Walter C. Rakowich       For       For          Management
1j    Elect Director Alfred J. Verrecchia     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


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THE AES CORPORATION

Ticker:       AES            Security ID:  00130H105
Meeting Date: APR 23, 2015   Meeting Type: Annual
Record Date:  FEB 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andres R. Gluski         For       For          Management
1.2   Elect Director Charles L. Harrington    For       For          Management
1.3   Elect Director Kristina M. Johnson      For       For          Management
1.4   Elect Director Tarun Khanna             For       For          Management
1.5   Elect Director Holly K. Koeppel         For       For          Management
1.6   Elect Director Philip Lader             For       For          Management
1.7   Elect Director James H. Miller          For       For          Management
1.8   Elect Director John B. Morse, Jr.       For       For          Management
1.9   Elect Director Moises Naim              For       For          Management
1.10  Elect Director Charles O. Rossotti      For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Amend Executive Incentive Bonus Plan    For       For          Management
4     Ratify  Ernst & Young LLP as Auditors   For       For          Management
5     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
6     Provide Right to Call Special Meeting   For       Against      Management
7     Provide Proxy Access Right              For       Against      Management
8     Provide Right to Call Special Meeting   Against   For          Shareholder
9     Proxy Access                            Against   For          Shareholder

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST STRATEGIC HIGH INCOME FUND II
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By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 22, 2015
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* Print the name and title of each signing officer under his or her signature.